Schedule of contract assets, allowance for expected credit losses (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)
Contract Assets Net
Balance, beginning of the year	$ 19,868	£ 14,480
Addition (reversal)	(19,520)	(14,227)	14,480
Balance, end of the year	$ 348	£ 253	£ 14,480